Retirement Benefits Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Benefit Plans (Tables) [Abstract]
Obligations and funded status
Obligations and Funded Status

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Funded status
Fair value of plan assets	$2,607	$1,664	$1,248	$989	$146	$156
Benefit obligations	(3,817)	(2,899)	(2,013)	(1,505)	(948)	(853)
Funded status	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in the Consolidated Balance Sheets
Non-current assets	$—	$—	$71	$78	$—	$—
Current liabilities	(15)	(12)	(27)	(24)	(62)	(55)
Non-current liabilities	(1,195)	(1,223)	(809)	(570)	(740)	(642)
Total	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	$1,618	$1,601	$550	$348	$269	$257
Prior service cost (credit)	1	1	9	10	(7)	(9)
Other	2	—	—	—	—	—
Total	$1,621	$1,602	$559	$358	$262	$248

Change in benefit obligations
Change in Benefit Obligations

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$2,899	$2,458	$1,505	$1,460	$853	$826
Service cost	115	93	50	48	17	15
Interest cost	134	132	77	78	38	41
Actuarial loss	264	346	196	26	34	41
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	54	(23)	—	(1)
Acquisitions	536	—	208	—	72	—
Other	1	1	1	(2)	28	32
Balance at December 31	$3,817	$2,899	$2,013	$1,505	$948	$853

Accumulated benefit obligation	$3,639	$2,762	$1,885	$1,364

Change in plan assets
Change in Plan Assets

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,664	$1,572	$989	$937	$156	$—
Actual return on plan assets	293	(41)	86	39	13	2
Employer contributions	311	264	102	108	43	223
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	39	(6)	—	—
Acquisitions	471	—	128	—	—	—
Other	—	—	(18)	(7)	28	32
Balance at December 31	$2,607	$1,664	$1,248	$989	$146	$156

Components of pension plans with accumulated benefit obligations in excess of plan assets
The components of pension plans with an accumulated benefit obligation in excess of plan assets at December 31 follow:

	United States pension liabilities		Non-United States pension liabilities
	2012	2011	2012	2011
Projected benefit obligation	$3,817	$2,899	$1,412	$990
Accumulated benefit obligation	3,639	2,762	1,307	925
Fair value of plan assets	2,607	1,664	657	446

Changes in pension and other postretirement benefits liabilities recognized in Accumulated other comprehensive loss
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss follow:

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,602	$1,142	$358	$319	$248	$221
Prior service cost arising during the year	1	1	—	4	—	—
Net loss arising during the year	154	551	205	58	27	39
Currency translation	—	—	15	(5)	—	—
Less amounts included in expense during the year	(138)	(92)	(19)	(18)	(13)	(12)
Other	2	—	—	—	—	—
Net change for the year	19	460	201	39	14	27
Balance at December 31	$1,621	$1,602	$559	$358	$262	$248

Benefits expense
Benefits Expense

	United States pension benefit expense			Non-United States pension benefit expense			Other postretirement benefits expense
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$115	$93	$80	$50	$48	$39	$17	$15	$16
Interest cost	134	132	131	77	78	69	38	41	46
Expected return on plan assets	(183)	(164)	(156)	(77)	(70)	(62)	(6)	—	—
Amortization	118	75	53	15	13	8	13	12	10
	184	136	108	65	69	54	62	68	72
Curtailment loss	—	—	1	1	1	—	—	—	—
Settlement loss	20	17	16	3	4	—	—	—	—
Total expense	$204	$153	$125	$69	$74	$54	$62	$68	$72

Estimated pretax net amounts that will be recognized from Accumulated other comprehensive loss into net periodic benefit cost
The estimated pretax net amounts that will be recognized from Accumulated other comprehensive loss into net periodic benefit cost in 2013 follow:

	United States pension liabilities	Non-United States pension liabilities	Other postretirement liabilities
Actuarial loss	$176	$27	$15
Prior service cost (credit)	—	1	(2)
Total	$176	$28	$13

Assumptions used to determine other postretirement obligations and expense
Pension Plans

	United States pension plans			Non-United States pension plans
	2012	2011	2010	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.70%	5.50%	4.17%	5.12%	5.40%
Rate of compensation increase	3.16%	3.15%	3.61%	3.09%	3.62%	3.63%

Assumptions used to determine expense
Discount rate	4.70%	5.50%	6.00%	5.12%	5.40%	5.59%
Expected long-term return on plan assets	8.50%	8.50%	8.95%	7.10%	7.17%	7.20%
Rate of compensation increase	3.15%	3.61%	3.62%	3.62%	3.63%	3.58%

Assumptions used to determine other postretirement benefits obligations and expense
Assumptions used to determine other postretirement benefits obligations and expense follow:

	Other postretirement benefits plans
	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.79%	4.60%	5.20%
Health care cost trend rate assumed for next year	6.96%	7.60%	8.10%
Ultimate health care cost trend rate	4.53%	4.50%	4.50%
Year ultimate health care cost trend rate is achieved	2022	2020	2020

Assumptions used to determine expense
Discount rate	4.60%	5.20%	5.70%
Initial health care cost trend rate	7.60%	8.10%	8.30%
Ultimate health care cost trend rate	4.50%	4.50%	4.75%
Year ultimate health care cost trend rate is achieved	2020	2020	2017

1-percentage change in the assumed health care cost trend rates
A 1-percentage point change in the assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost	$1	$(1)
Effect on other postretirement liabilities	22	(20)

Employer contributions to pension plans
Contributions to pension plans that Eaton expects to make in 2013, and made in 2012, 2011 and 2010, follow:

	2013	2012	2011	2010
United States plans	$191	$311	$264	$313
Non-United States plans	112	102	108	90
Total contributions	$303	$413	$372	$403

Expected pension and other postretirement benefit payments and expected subsidy
For other postretirement benefits liabilities, the expected subsidy receipts relate to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003, which would reduce the gross payments listed below.

	Estimated United States pension payments	Estimated non-United States pension payments	Estimated other postretirement benefit payments
			Gross	Medicare prescription drug subsidy
2013	$228	$89	$93	$(7)
2014	405	90	91	(6)
2015	255	92	84	(6)
2016	272	95	81	(5)
2017	279	98	77	(5)
2018 - 2022	1,473	535	328	(13)

Fair value of pension plan assets
A summary of the fair value of pension plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Non-United States equity and global equities	$1,313	$—	$1,313	$—
United States equity	978	—	978	—
Fixed income	538	—	538	—
Long duration funds	61	—	61	—
Exchange traded funds	43	—	43	—
Fixed income securities	331	—	331	—
United States treasuries	143	143	—	—
Real estate	124	119	—	5
Equity securities	104	104	—	—
Cash equivalents	140	7	133	—
Registered investment companies	40	40	—	—
Other	40	3	1	36
Total pension plan assets	$3,855	$416	$3,398	$41

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2011
Common collective trusts
Non-United States equity and global equities	$925	$—	$925	$—
United States equity	642	—	642	—
Fixed income	263	—	263	—
Long duration funds	107	—	107	—
Fixed income securities	296	—	296	—
United States treasuries	120	120	—	—
Real estate	82	82	—	—
Equity securities	79	79	—	—
Cash equivalents	67	9	58	—
Registered investment companies	35	35	—	—
Other	37	2	—	35
Total pension plan assets	$2,653	$327	$2,291	$35

Fair value of other postretirement benefits plan assets
A summary of the fair value of other postretirement benefits plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Global equities	$75	$—	$75	$—
Fixed income securities	67	—	67	—
Cash equivalents	4	4	—	—
Total other postretirement benefits plan assets	$146	$4	$142	$—

2011
Common collective trusts
Global equities	$52	$—	$52	$—
Fixed income securities	50	—	50	—
Cash equivalents	54	54	—	—
Total other postretirement benefits plan assets	$156	$54	$102	$—

Employer contributions to defined contribution benefit plans, charged to expense	The total contributions related to these plans are charged to expense and were as follows:

2012	$74
2011	65
2010	33